Annual Fund Operating Expenses - ProShares Russell 2000 Dividend Growers ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.40%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.40%